Private Placement (Details) - USD ($)		6 Months Ended
	Sep. 22, 2020	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Proceeds from Issuance Initial Public Offering			$ 98,000,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Placement units	355,000	355,000
Price per unit	$ 10.00	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 3,550,000	$ 3,550,000
Business Combination [Member]
Private Placement (Details) [Line Items]
Description of business combination		The Company’s sponsor, the representative and Northland have agreed to (i) waive their redemption rights with respect to their private placement shares in connection with the completion of the Company’s initial business combination, (ii) waive their redemption rights with respect to their private placement shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial business combination within 24 months from the closing of the IPO or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity and (iii) waive their rights to liquidating distributions from the trust account with respect to their private placement shares if the Company fails to complete its initial business combination within 24 months from the closing of the IPO.
Business Combination [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Description of business combination			The Company’s sponsor, the representative and Northland have agreed to (i) waive their redemption rights with respect to their private placement shares in connection with the completion of the Company’s initial business combination, (ii) waive their redemption rights with respect to their private placement shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial business combination within 24 months from the closing of the IPO or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity and (iii) waive their rights to liquidating distributions from the trust account with respect to their private placement shares if the Company fails to complete its initial business combination within 24 months from the closing of the IPO.